Basis of Presentation Basis of Presentation - Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended															6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 Interest_Rate_Swaps	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member]	Jun. 30, 2012 Interest Rate Swap 1 [Member]	Jun. 30, 2012 Interest Rate Swap 2 [Member]	Jun. 30, 2012 Interest Rate Swap 3 [Member]	Jun. 30, 2012 Interest Rate Swap 4 [Member]	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]	Jun. 30, 2012 Operating Expense [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Operating Expense [Member] Foreign Exchange Contract [Member]	Jun. 30, 2012 Operating Expense [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Operating Expense [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Operating Expense [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Operating Expense [Member] Foreign Exchange Contract [Member]	Mar. 31, 2011 Interest Expense [Member]	Jun. 30, 2012 Interest Expense [Member]	Jun. 30, 2011 Interest Expense [Member]	Dec. 31, 2011 Interest Expense [Member]	Dec. 31, 2010 Interest Expense [Member]	Jun. 30, 2012 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Maximum [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Maximum [Member] Foreign Exchange Contract [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)																																							$ 10
Foreign Currency Derivatives at Fair Value, Net																																					1	1
Notional Amount of Foreign Currency Derivatives	18		15							15	15
Number of Interest Rate Derivatives Held			3
Notional Amount of Interest Rate Fair Value Hedge Derivatives		850										225	200	225	200
Cash Flow Hedge Gain (Loss) Reclassified to Interest Expense, Net																										17
Interest rate derivative liabilities, at fair value	0	27	17	1	7	0	26	10	0
Derivatives qualifying as hedges, gain (loss) recognized in OCI																0	0	0	8
Derivative instruments, gain (loss) reclassified from AOCI into income	17																										0	(17)	(17)	(19)
Derivative instruments, gain (loss) recognized in income on derivative																				$ 1	$ 0	$ 0	$ (1)	$ 0	$ (1)						$ 4	$ 2	$ 0	$ 4	$ (7)	$ 0